Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 31,265	$ 33,118
Interest-bearing deposits with the Federal Reserve, non-U.S. central banks and other banks	128,088	105,471
Cash and cash equivalents	159,353	138,589
Time deposits placed and other short-term investments	7,744	7,510
Federal funds sold and securities borrowed or purchased under agreements to resell (includes $55,143 and $62,182 measured at fair value)	192,482	191,823
Trading account assets (includes $107,776 and $110,620 pledged as collateral)	176,527	191,785
Derivative assets	49,990	52,682
Debt securities:
Carried at fair value (includes $29,810 and $32,741 pledged as collateral)	322,380	320,695
Held-to-maturity, at cost (fair value – $84,046 and $59,641; $9,074 and $15,432 pledged as collateral)	84,625	59,766
Total debt securities	407,005	380,461
Loans and leases	896,983	876,104
Allowance for loan and lease losses	(12,234)	(14,419)
Loans and leases, net of allowance	884,749	861,685
Premises and equipment, net	9,485	10,049
Mortgage servicing rights (includes $3,087 and $3,530 measured at fair value)	3,087	3,530
Goodwill	69,761	69,777
Intangible assets	3,768	4,612
Loans held-for-sale (includes $4,818 and $6,801 measured at fair value)	7,453	12,836
Customer and other receivables	58,312	61,845
Other assets (includes $14,320 and $13,873 measured at fair value)	114,600	117,350
Total assets	2,144,316	2,104,534
Deposits in U.S. offices:
Noninterest-bearing	422,237	393,102
Interest-bearing (includes $1,116 and $1,469 measured at fair value)	703,761	660,161
Deposits in non-U.S. offices:
Noninterest-bearing	9,916	7,230
Interest-bearing	61,345	58,443
Total deposits	1,197,259	1,118,936
Federal funds purchased and securities loaned or sold under agreements to repurchase (includes $24,574 and $35,357 measured at fair value)	174,291	201,277
Trading account liabilities	66,963	74,192
Derivative liabilities	38,450	46,909
Short-term borrowings (includes $1,325 and $2,697 measured at fair value)	28,098	31,172
Accrued expenses and other liabilities (includes $13,899 and $12,055 measured at fair value and $646 and $528 of reserve for unfunded lending commitments)	146,286	145,438
Long-term debt (includes $30,097 and $36,404 measured at fair value)	236,764	243,139
Total liabilities	1,888,111	1,861,063
Commitments and contingencies
Shareholders’ equity
Preferred stock, $0.01 par value; authorized – 100,000,000 shares; issued and outstanding – 3,767,790 and 3,647,790 shares	22,273	19,309
Common stock and additional paid-in capital, $0.01 par value; authorized – 12,800,000,000 shares; issued and outstanding – 10,380,265,063 and 10,516,542,476 shares	151,042	153,458
Retained earnings	88,564	75,024
Accumulated other comprehensive income (loss)	(5,674)	(4,320)
Total shareholders’ equity	256,205	243,471
Total liabilities and shareholders’ equity	2,144,316	2,104,534
Consolidated VIEs
Assets
Trading account assets (includes $107,776 and $110,620 pledged as collateral)	6,344	6,890
Debt securities:
Loans and leases	72,946	95,187
Allowance for loan and lease losses	(1,320)	(1,968)
Loans and leases, net of allowance	71,626	93,219
Loans held-for-sale (includes $4,818 and $6,801 measured at fair value)	284	1,822
Other assets (includes $14,320 and $13,873 measured at fair value)	1,530	2,769
Total assets	79,784	104,700
Deposits in non-U.S. offices:
Short-term borrowings (includes $1,325 and $2,697 measured at fair value)	681	1,032
Long-term debt (includes $30,097 and $36,404 measured at fair value)	14,073	13,307
All other liabilities (includes $20 and $84 of non-recourse liabilities)	21	138
Total liabilities	$ 14,775	$ 14,477